COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Nordic Harrier

The arbitration hearings involving the Suezmax vessel Gulf Scandic (now named Nordic Harrier) have finished. Gulf Navigation Holding PJSC (GulfNav) was the other party in the arbitration. The case relates to the 6 year bareboat charter with GulfNav of the Gulf Scandic covering the period 2004 to 2010.

When the vessel was redelivered to the Company by the charterer in October 2010, it was in very poor technical condition. The vessel had not been operated according to sound maintenance practices by the charterer. The Company had the vessel repaired in the autumn of 2010 and spring of 2011, and made a claim against GulfNav for costs incurred. A London arbitration panel ruled in favor of NAT at the end of January 2014 and awarded the Company $10.2 million plus direct costs and calculated interest.

The arbitration matter with Gulf Navigation was settled in September 2016. In addition to the amount received, the Company made reversal of other related accruals which will have a positive accounting impact of approximately $5.3 million in total. The settlement will be recognized in the Statements of Operations in September when it was received.

Legal Proceedings and Claims

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company’s management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company’s results of operations in a given year.

No claims have been filed against the Company for the six months ended June 30, 2016 or the fiscal year 2015, and the Company has not been a party to any legal proceedings for the six months ended June 30, 2016 or the year ended December 31, 2015.